Risks - Credit risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks
Trade receivables	€ 51,043	€ 41,541	€ 30,871
Non-due
Risks
Trade receivables	41,764	34,002	25,707
Less than 30 days
Risks
Trade receivables	5,451	4,199	3,176
31-60 days
Risks
Trade receivables	2,212	1,634	858
61-90 days
Risks
Trade receivables	656	426	423
91-180 days
Risks
Trade receivables	458	611	327
More than 181 days
Risks
Trade receivables	€ 502	€ 669	€ 380